Accounts receivable, net	12 Months Ended
Dec. 31, 2018
Accounts receivable, net [Abstract]
Accounts receivable, net

Note 4 - Accounts receivable, net

Accounts receivable, net consisted of the following as of the date indicated:

	December 31, 2018	December 31, 2017
Accounts receivable	$178,883	$272,027
Accounts receivable - related parties	$151,612	$53,791
Less: allowance for doubtful accounts	$-	$-
Total accounts receivable, net	$330,495	$325,818

Bad debt expenses were $0 for the years ended December 31, 2018 and 2017, respectively.